ACQUISITIONS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Shanghai Huajian Management
Acquisitions
Net revenue		$ 10,772
Net income (loss)		(676)
iKang Shenyang Hospital
Acquisitions
Net revenue		469
Net income (loss)		(392)
iKang Shenyang Ningshan Hospital
Acquisitions
Net revenue		144
Net income (loss)		(124)
Gold iKang Shenyang Hospital
Acquisitions
Net revenue		44
Net income (loss)		(475)
iKang Tianjin Hedong Dongrun
Acquisitions
Net revenue		30
Net income (loss)		(47)
iKang Tianjin Hexi Fenghui
Acquisitions
Net revenue		59
Net income (loss)		(73)
WA HK
Acquisitions
Net revenue		494
Net income (loss)		$ (203)
Chengdu Ommay
Acquisitions
Net revenue	$ 1,128
Net income (loss)	(681)
Yinchuan Ciming
Acquisitions
Net revenue	3,746
Net income (loss)	803
Beijing Tianzhikangjian
Acquisitions
Net revenue	7,420
Net income (loss)	(2,886)
Yantai Hongkang
Acquisitions
Net revenue	3,272
Net income (loss)	(66)
Shandong Ciming Clinics
Acquisitions
Net revenue	3,711
Net income (loss)	(1,330)
Wuhan Xiandai Sunny
Acquisitions
Net revenue	120
Net income (loss)	(173)
Xi'an iKang
Acquisitions
Net revenue	267
Net income (loss)	(663)
Guizhou Wishstar
Acquisitions
Net revenue	0
Net income (loss)	$ 10